Provisions	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Provisions
22.	PROVISIONS
This item includes the amounts estimated to face a liability of probable occurrence, which if occurring, would originate a loss for the Bank.
The changes in provisions during the fiscal years ended on December 31, 2020 and 2019 are as follow:

Item	Amounts at beginning of fiscal year		Decreases			12/31/2020
		Increases	Reversals	Charge off	Monetary effects
For administrative, disciplinary and criminal penalties	977				(259)	718
Letters of credit, guarantees and other Commitments (1)	23,514	16,268		8,623	(7,959)	23,200
Commercial claims in progress	1,142,840	200,844	8	349,776	(304,783)	689,117
Labor lawsuits	241,424	107,345		52,998	(68,020)	227,751
Pension funds - reimbursement	217,622	15,596		105,239	(39,128)	88,851
Other	379,675	798,227		753,095	(143,927)	280,880

Total provisions	2,006,052	1,138,280	8	1,269,731	(564,076)	1,310,517

Item	Amounts at beginning of fiscal year		Decreases			12/31/2019
		Increases	Reversals	Charge off	Monetary effects
For administrative, disciplinary and criminal penalties	1,503				(526)	977
Letters of credit, guarantees and other Commitments (1)	22,472	10,981			(9,939)	23,514
Commercial claims in progress	1,196,640	423,531		19,742	(457,589)	1,142,840
Labor lawsuits	230,566	179,678		61,518	(107,302)	241,424
Pension funds – reimbursement	260,269	163,619	36,725	75,717	(93,824)	217,622
Other	501,385	1,032,083		995,708	(158,085)	379,675

Total provisions	2,212,835	1,809,892	36,725	1,152,685	(827,265)	2,006,052

(1)	These amounts correspond to the ECL calculated for contingent transactions mentioned in note 10.
The expected terms to settle these obligations are as follows:

	12/31/2020			12/31/2019
	Within 12 months	Beyond 12 Months	12/31/2020
For administrative, disciplinary and criminal penalties	718		718	977
Letters of credits, guarantees and other Commitments (1)	23,200		23,200	23,514
Commercial claims in progress	434,658	254,459	689,117	1,142,840
Labor lawsuits	47,239	180,512	227,751	241,424
Pension funds - reimbursement	32,005	56,846	88,851	217,622
Other	250,179	30,701	280,880	379,675

	787,999	522,518	1,310,517	2,006,052

(1)	These amounts correspond to the ECL calculated for contingent transactions are mentioned in note 10.
In the opinion of the Management of the Bank and its legal counsel, there are no other significant effects than those disclosed in these consolidated financial statements, the amounts and settlement terms of which have been recognized based on the current value of such estimates, considering the probable settlement date thereof.